Acquisitions (Details 4) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Sales
Pro forma	$ 261,921		$ 250,050							$ 777,832	$ 747,943
As reported	261,921	$ 211,746	200,134	$ 216,828	$ 179,864	$ 205,853	$ 204,802	$ 215,404	$ 185,740	723,771	596,826	$ 808,572	$ 811,799	$ 821,983
Net Earnings (Loss) Attributable to Tennant Company
Pro forma	5,800		7,696							14,875	20,659
As reported	$ 3,559	$ 15,370	$ 11,477	$ 15,328	$ 4,439	$ 13,196	$ (951)	$ 14,817	$ 5,026	$ (2,989)	$ 31,244	$ 46,614	$ 32,088	$ 50,651
Net Earnings (Loss) Attributable to Tennant Company per Share
Pro forma	$ 0.32		$ 0.43							$ 0.84	$ 1.15
Diluted Earnings per Share	$ 0.20	$ 0.85	$ 0.64	$ 0.85	$ 0.25	$ 0.73	$ (0.05)	$ 0.79	$ 0.27	$ (0.17)	$ 1.74	$ 2.59	$ 1.74	$ 2.70
Fair Value Step-Up Adjustment To Acquired Inventory, Pro Forma Adjustment	$ 2,246									$ 8,445